IMPAIRMENT OF LONG-LIVED ASSETS - General (Details) - BRL (R$) R$ in Thousands		1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IMPAIRMENT OF LONG-LIVED ASSETS
Impairment provisional balance		R$ 7,033,696	R$ 7,033,696	R$ 7,882,628
Minimum
IMPAIRMENT OF LONG-LIVED ASSETS
Discount rate (as a percent)		4.44%	4.44%
Maximum
IMPAIRMENT OF LONG-LIVED ASSETS
Discount rate (as a percent)		16.48%	16.48%
NPP Angra 3
IMPAIRMENT OF LONG-LIVED ASSETS
Percentage of the real equity cost of capital	8.88%
Generation (except Angra 3)
IMPAIRMENT OF LONG-LIVED ASSETS
Discount rate (as a percent)		4.70%	4.70%	6.11%
Generation
IMPAIRMENT OF LONG-LIVED ASSETS
Discount rate (as a percent)		4.68%	4.68%	6.14%
Impairment provisional balance		R$ 6,964,625	R$ 6,964,625	R$ 7,566,340	R$ 7,362,856	R$ 7,664,371
Reduction of the recoverable value			263,757	810,310	607,081
Generation | NPP Angra 3
IMPAIRMENT OF LONG-LIVED ASSETS
Increase in capex for impairment test		2,239,000
Impairment provisional balance		R$ 4,508,764	4,508,764	R$ 4,508,764	R$ 4,508,764
Generation | TPP Candiota III
IMPAIRMENT OF LONG-LIVED ASSETS
Reduction of the recoverable value			R$ 276,235